Intangible Assets and Liabilities (Details Narrative) - USD ($) $ in Thousands		12 Months Ended
	Jul. 04, 2025	Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization method		straight-line
Remaining favorable lease terms	6 months
Amortization method		straight-line
Remaining unfavorable lease terms		3 months 18 days
2026		$ 3,233
2027		0
2028		0
2029		0
2030		0
Accelerated amortization	$ 27,277
2026		3,586
2027		0
2028		0
2029		0
2030		$ 0